Unaudited Condensed Interim Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Unaudited Condensed Interim Consolidated Statements of Financial Position
Trade and amounts receivable, allowance	$ 1,346	$ 1,385	$ 1,252
Issued Common Shares	6,859	6,776	65,517
Share capital, shares outstanding	6,859	6,776	65,517